Earnings / (loss) per share - Summary of Dilutive earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator
Diluted earnings/ (loss) for the year attributable to ordinary shareholders	$ 268	$ (105)	$ (434)
Denominator
Weighted-average number of ordinary shares (Basic) (in shares)	4,092,151	3,995,237	3,894,724
Stock options (in shares)	10,259	0	0
RSU and restricted ordinary shares (in shares)	101,947	0	0
Common shares issued for ESPP (in shares)	1,728	0	0
Weighted-average number of ordinary shares (Diluted) (in shares)	4,206,085	3,995,237	3,894,724
Diluted earnings/ (loss) per share attributable to ordinary shareholders (in USD per share)	$ 0.06	$ (0.03)	$ (0.11)